Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Summary of Prepayments

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Prepayments for leases - satellite (Note 42)	$3,129	$4,841
Prepaid rents	1,762	1,481
Others	2,708	3,399
	$7,599	$9,721
Current
Prepaid rents	$497	$484
Others	2,641	3,306
	$3,138	$3,790
Noncurrent
Prepayments for leases - satellite (Note 42)	$3,129	$4,841
Prepaid rents	1,265	997
Others	67	93
	$4,461	$5,931